Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—89.4%
	Aerospace/Defense—1.9%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 359,286
950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	979,656
2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	2,211,324
950,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	970,610
1,350,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	1,408,406
1,100,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	1,130,246
350,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	365,928
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	671,375
	TOTAL	8,096,831
	Airlines—0.0%
116,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	117,017
	Automotive—2.6%
250,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	257,122
1,125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,165,706
550,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	572,138
2,050,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	2,110,208
1,975,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,665,162
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	549,912
200,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	203,776
1,950,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,039,326
1,325,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	1,325,509
1,200,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,252,771
	TOTAL	11,141,630
	Building Materials—3.5%
750,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	742,633
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	192,183
800,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	810,006
1,350,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	1,251,586
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	849,469
850,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	877,961
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	485,535
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	568,095
975,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	1,000,568
1,375,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	1,439,372
675,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	701,474
350,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	364,737
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,354,541
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	266,876
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	274,466
1,350,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	1,385,620
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	258,120
975,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	989,046
1,175,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	1,199,278
	TOTAL	15,011,566

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—5.5%
$ 325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	$ 325,094
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,060,434
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,664,759
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	681,613
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,143,951
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	413,921
1,425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,414,169
1,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,848,547
1,250,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	695,392
700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	399,946
2,100,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,189,525
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	669,845
1,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,506,040
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	687,101
2,625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,510,721
2,200,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	2,184,923
1,300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,151,837
275,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	256,649
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,639,517
250,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	228,706
1,725,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,569,065
	TOTAL	23,241,755
	Chemicals—3.7%
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	410,837
350,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	350,756
350,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	370,364
850,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	849,186
1,675,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	1,668,022
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	955,583
975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	952,058
625,000	Herens Holdco S.a.r.l., Sr. Secd. Note, 144A, 4.750%, 5/15/2028	544,338
217,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	217,129
450,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	439,964
1,775,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	1,814,437
1,475,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	1,465,555
975,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	935,721
375,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	375,715
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,644,013
225,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	231,203
250,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	259,395
475,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	477,965
625,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	620,995
375,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	381,377
875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	824,490
	TOTAL	15,789,103
	Construction Machinery—0.7%
475,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	499,003
325,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	344,314
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	310,963
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	894,339

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	$ 575,467
300,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	300,968
	TOTAL	2,925,054
	Consumer Cyclical Services—3.1%
150,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	155,170
325,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	342,445
3,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,091,398
275,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	282,535
1,900,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,867,217
2,650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,719,348
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	800,767
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	643,007
1,625,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,540,364
175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	177,606
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	775,633
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	782,785
	TOTAL	13,178,275
	Consumer Products—1.9%
275,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	277,824
1,500,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	1,626,970
550,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	586,368
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,014,289
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,381,328
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,458,352
575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	543,508
225,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	227,428
725,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	720,967
	TOTAL	7,837,034
	Diversified Manufacturing—1.6%
2,625,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc. Sr. Secd. Note, 144A, 6.625%, 12/15/2030	2,723,708
175,000	EMRLD Borrower LP, Sr. Secd. Note, 144A, 6.750%, 7/15/2031	183,536
225,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	232,988
1,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,225,957
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	905,124
275,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	288,518
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,102,647
	TOTAL	6,662,478
	Environmental—0.1%
500,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	511,418
	Finance Companies—3.0%
1,875,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	1,992,609
1,525,000	Crosscountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	1,546,268
1,175,000	Crosscountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,189,002
825,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	813,416
475,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	481,678
100,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	103,884
525,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	550,419
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	861,506
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	410,827
1,375,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,301,626

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	$ 394,076
1,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,461,079
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	451,399
550,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	552,792
425,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	432,232
	TOTAL	12,542,813
	Food & Beverage—1.9%
1,525,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,574,628
2,075,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	2,096,677
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,081,262
300,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	309,013
425,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	431,233
200,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	206,763
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	305,443
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,619,203
125,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	127,562
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	440,108
	TOTAL	8,191,892
	Gaming—3.8%
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	399,975
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	901,929
1,225,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,169,741
900,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	916,040
225,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	233,068
600,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	568,260
700,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	705,893
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,213,371
400,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	402,708
550,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	565,995
1,175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	1,231,973
650,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	664,877
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,412,258
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,861,325
650,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	660,295
525,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	538,029
325,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	321,848
950,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	899,796
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	594,586
875,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	897,842
	TOTAL	16,159,809
	Health Care—4.7%
1,600,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,571,291
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	907,616
675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	669,165
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	436,759
650,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	587,226
550,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	520,044
225,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	225,165
425,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	452,510
300,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	314,468

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 175,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	$ 183,424
625,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	625,071
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	575,363
550,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	575,968
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	208,230
1,325,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	1,287,251
4,350,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,364,077
1,100,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,133,541
1,225,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,217,657
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,128,207
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	775,684
1,100,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	1,118,151
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	358,187
100,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	104,266
315,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	316,616
425,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	439,113
		TOTAL	20,095,050
		Health Insurance—0.1%
350,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	351,061
		Independent Energy—3.4%
1,075,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,124,087
500,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	504,960
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	426,752
550,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	563,007
275,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	280,486
525,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	529,704
325,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	350,777
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	340,692
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	938,334
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	542,111
750,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	782,710
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	218,786
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,007,604
409,000		EQT Corp., Sr. Unsecd. Note, 4.500%, 1/15/2029	409,431
225,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2027	228,564
1,275,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	4,781
125,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	125,144
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,219,580
350,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	358,973
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	663,463
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	345,587
1,225,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,204,946
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,001,801
300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	293,757
		TOTAL	14,466,037
		Industrial - Other—1.4%
3,750,000		Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,711,800
1,975,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,031,532
		TOTAL	5,743,332

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—8.6%
$ 175,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	$ 179,393
1,050,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	1,091,152
400,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	396,955
975,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,009,197
400,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	411,986
1,500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	1,559,887
850,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	874,017
1,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	1,903,677
1,275,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	1,309,850
625,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	653,989
4,475,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	4,617,681
2,025,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	2,103,983
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,471,591
1,650,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	1,730,272
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,388,989
1,600,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,665,805
1,100,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	1,152,265
1,175,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	1,163,766
2,700,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	2,794,221
1,000,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,023,041
2,600,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,713,706
	TOTAL	36,215,423
	Leisure—2.2%
250,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	263,091
650,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	668,455
425,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	436,204
925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	953,149
250,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	246,871
325,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	321,366
725,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	736,292
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	159,253
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	281,031
525,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	540,710
300,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	299,897
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	250,590
400,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	408,944
700,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	724,520
1,200,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,145,106
1,750,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,694,109
	TOTAL	9,129,588
	Lodging—1.1%
950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	883,698
200,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	200,696
400,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	410,246
525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	526,533
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	803,921
200,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	207,982
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	283,926
500,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	493,747

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 850,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	$ 872,310
	TOTAL	4,683,059
	Media Entertainment—2.0%
175,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	131,775
750,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	579,455
350,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	349,571
400,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	400,936
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	330,569
1,000,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	1,060,581
675,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	674,522
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	883,750
375,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	364,721
1,350,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	1,288,407
600,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	609,207
200,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	206,568
525,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.500%, 7/31/2031	543,504
1,250,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	1,000,987
	TOTAL	8,424,553
	Metals & Mining—1.3%
275,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	279,841
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	879,977
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	741,551
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	949,324
300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	309,713
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	261,686
400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	415,398
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,672,979
	TOTAL	5,510,469
	Midstream—4.5%
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,531,180
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,352,526
750,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	754,211
425,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	452,187
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	287,017
400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	425,639
1,550,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,487,871
375,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	380,038
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	709,383
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	488,452
750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	750,668
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	404,432
150,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	155,320
725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	725,714
900,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	917,417
325,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	341,392
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	904,924
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	624,345
2,225,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	2,229,221
800,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	827,966
1,000,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	1,090,316

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,000,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	$ 1,114,784
525,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	525,614
350,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	350,098
	TOTAL	18,830,715
	Oil Field Services—1.7%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,463,761
875,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	893,155
750,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	771,110
325,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	339,098
175,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	183,603
675,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	654,908
525,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	513,022
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	629,193
1,275,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,287,295
550,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	572,090
	TOTAL	7,307,235
	Packaging—2.8%
1	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
351,000	Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	378,662
250,000	Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	254,503
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,443,801
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	807,542
1,075,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,085,598
150,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	152,484
900,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	902,186
525,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	537,932
800,000	Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	771,916
475,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	447,256
375,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	362,676
619,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	620,729
900,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	932,314
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	730,607
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	305,284
450,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	474,172
1,350,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	1,440,341
	TOTAL	11,648,003
	Paper—0.3%
1,100,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,025,932
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	118,484
	TOTAL	1,144,416
	Pharmaceuticals—2.0%
375,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	396,573
500,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	454,233
875,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	697,184
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	791,119
2,150,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	2,224,583
200,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	205,781
325,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	340,584
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,519,641
325,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	292,873

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 375,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	$ 315,819
375,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	314,331
	TOTAL	8,552,721
	Restaurant—1.2%
4,125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	3,934,556
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	912,115
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	351,468
	TOTAL	5,198,139
	Retailers—2.0%
600,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	602,354
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,153,587
1,425,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,388,027
325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	330,733
675,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	641,184
225,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	209,814
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	257,291
375,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	396,365
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	356,832
500,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	492,699
900,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	950,313
800,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	804,582
875,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	893,553
	TOTAL	8,477,334
	Supermarkets—0.5%
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	552,008
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	177,610
775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	782,218
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	451,190
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	181,443
	TOTAL	2,144,469
	Technology—12.8%
175,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	183,830
1,575,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	1,521,843
3,000,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	2,982,307
325,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	339,220
1,950,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	1,990,122
450,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	437,276
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	265,433
1,400,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	1,424,066
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,655,421
1,400,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	1,445,588
2,725,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	2,749,325
500,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	499,595
350,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	369,323
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,636,943
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,358,034
1,225,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	1,110,027
475,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	438,691
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,786,061
150,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	152,423

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	$ 238,780
1,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,742,041
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	515,175
450,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	470,107
500,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	515,765
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,426,636
775,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	794,173
1,450,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,483,797
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	591,090
925,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	962,924
4,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,604,163
880,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	874,387
575,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	597,020
350,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	341,679
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	238,596
1,025,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	954,147
375,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	386,759
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,607,286
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	496,986
275,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	274,130
450,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	464,487
75,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	79,753
400,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	426,496
708,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	805,902
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	464,287
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	456,619
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	304,367
250,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	260,247
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,001,529
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	729,222
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	408,742
1,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,260,460
1,300,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	1,343,146
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	810,026
875,000	VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	873,173
925,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	957,116
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	389,123
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	507,383
	TOTAL	54,003,247
	Transportation Services—0.5%
1,050,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,071,031
950,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	995,780
	TOTAL	2,066,811
	Utility - Electric—3.0%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	699,028
300,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	289,668
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	446,972
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	451,260
700,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	703,948
110,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	103,226

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	$ 252,172
350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	357,667
1,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	1,448,109
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	464,019
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,082,343
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,323,510
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	418,246
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,377,522
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	398,556
875,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	897,286
375,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	381,501
675,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	707,797
900,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	941,674
		TOTAL	12,744,504
		TOTAL CORPORATE BONDS (IDENTIFIED COST $379,227,979)	378,142,841
		COMMON STOCKS—5.5%
		Automotive—0.2%
9,045		Lear Corp.	971,071
		Building Materials—0.2%
62,960	[2]	Masterbrand, Inc.	698,226
		Chemicals—0.7%
13,685		Ashland, Inc.	723,937
23,525	[2]	Axalta Coating Systems Ltd.	708,808
79,160	[2]	Ecovyst, Inc.	728,272
29,415		Koppers Holdings, Inc.	872,743
		TOTAL	3,033,760
		Commercial Services & Supplies—0.4%
32,325		Interface, Inc.	902,191
7,170		The Brink’s Co.	805,406
		TOTAL	1,707,597
		Construction Machinery—0.4%
6,465		Herc Holdings, Inc.	868,056
785		United Rentals North America, Inc.	639,916
		TOTAL	1,507,972
		Consumer Products—0.1%
28,615		Energizer Holdings, Inc.	521,651
		Containers & Packaging—0.2%
64,201		Graphic Packaging Holding Co.	1,038,772
		Diversified Manufacturing—0.3%
4,750		WESCO International, Inc.	1,270,198
		Food & Beverage—0.2%
10,685	[2]	US Foods Holding Corp.	840,589
		Gaming—0.7%
10,280		Boyd Gaming Corp.	856,324
46,305	[2]	Caesars Entertainment, Inc.	1,077,517
16,315		Red Rock Resorts, Inc.	955,570
		TOTAL	2,889,411
		Independent Energy—0.3%
29,768		Devon Energy Corp.	1,103,202

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—0.0%
5,058	[2,3]	Audacy Capital Corp.	$ 87,301
		Midstream—0.2%
50,681		Suburban Propane Partners LP	990,814
		Packaging—0.1%
76,665	[2,3]	Ardagh Group S.A.	469,578
		Pharmaceuticals—0.1%
90,655	[2]	Bausch Health Cos., Inc.	575,659
		Supermarkets—0.1%
25,975		Albertsons Cos., Inc.	476,122
		Technology—0.8%
6,760		CDW Corp.	974,927
7,330		Dell Technologies, Inc.	977,455
5,650		Science Applications International Corp.	487,087
28,625		Sensata Technologies Holdings PLC	918,004
		TOTAL	3,357,473
		Utility - Electric—0.5%
6,510		NRG Energy, Inc.	1,103,380
4,690		Vistra Corp.	838,853
		TOTAL	1,942,233
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,018,134)	23,481,629
		WARRANTS—0.0%
		Media Entertainment—0.0%
6,131	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2028	62
1,021	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2028	10
		TOTAL WARRANTS (IDENTIFIED COST $2,041)	72
		INVESTMENT COMPANIES—4.0%
956,812		Bank Loan Core Fund	8,190,310
8,704,981		Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[4]	8,704,981
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $18,056,397)	16,895,291
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $425,304,551)	418,519,833
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	4,565,372
		NET ASSETS—100%	$423,085,205
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
	Bank Loan Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/28/2025	$7,839,249	$2,302,986	$10,142,235
Purchases at Cost	$433,473	$94,091,485	$94,524,958
Proceeds from Sales	$—	$(87,689,490)	$(87,689,490)
Change in Unrealized Appreciation/Depreciation	$(82,412)	$—	$(82,412)
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 11/30/2025	$8,190,310	$8,704,981	$16,895,291
Shares Held as of 11/30/2025	956,812	8,704,981	9,661,793
Dividend Income	$433,121	$221,555	$654,676

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$378,142,841	$—	$378,142,841
Equity Securities:
Common Stocks
Domestic	22,924,750	—	556,879	23,481,629
Warrants	—	—	72	72
Investment Companies	16,895,291	—	—	16,895,291
TOTAL SECURITIES	$39,820,041	$378,142,841	$556,951	$418,519,833

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind